Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY COVINGTON TRUST
Prospectus Date	rr_ProspectusDate	May 28, 2020
Document Creation Date	dei_DocumentCreationDate	May 27, 2020